Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	The Compensation Committee generally grants annual equity awards in the first quarter of each year during an open trading window under our Insider Trading Policy. For any new hire grants or any off-cycle promotional awards are generally processed on the first business day of the following month. The Company may vary these practices in the future. During 2024, the Compensation Committee did not take material nonpublic information into account when determining the timing and terms of equity awards, and the Company did not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
Award Timing Method	The Compensation Committee generally grants annual equity awards in the first quarter of each year during an open trading window under our Insider Trading Policy. For any new hire grants or any off-cycle promotional awards are generally processed on the first business day of the following month.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	During 2024, the Compensation Committee did not take material nonpublic information into account when determining the timing and terms of equity awards
MNPI Disclosure Timed for Compensation Value	false